Shareholders Equity (Details Narrative)																							1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 20, 2025 USD ($) $ / shares shares	Jun. 02, 2025 USD ($) shares	Apr. 11, 2025 USD ($) shares	Apr. 07, 2025 USD ($) shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 02, 2025 USD ($) $ / shares shares	Feb. 28, 2025 USD ($)	Nov. 26, 2024 USD ($) shares	Aug. 20, 2024 shares	Jun. 19, 2024 USD ($) $ / shares shares	May 06, 2024 USD ($) $ / shares shares	Feb. 29, 2024 USD ($) shares	Feb. 11, 2024 USD ($)	Dec. 29, 2023 USD ($)	Dec. 08, 2023 USD ($)	Sep. 29, 2023 USD ($)	Sep. 21, 2023 USD ($) shares	Jul. 07, 2023 $ / shares shares	Jun. 30, 2023 shares	Jun. 07, 2023 $ / shares shares	Apr. 21, 2023 USD ($) $ / shares shares	Jul. 01, 2022 shares	Dec. 31, 2023 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares $ / shares	Jul. 20, 2025 $ / shares shares	Mar. 02, 2025 $ / shares shares	Nov. 26, 2024 $ / shares	Jun. 19, 2024 $ / shares shares	May 06, 2024 $ / shares shares	Feb. 11, 2024 $ / shares	Dec. 29, 2023 $ / shares shares	Dec. 08, 2023 $ / shares shares	Apr. 21, 2023 $ / shares shares	Nov. 25, 2020 shares
StockholdersEquityLineItems [Line Items]
Common stock, shares authorized																										Unlimited		Unlimited
Common stock, par value | $ / shares					$ 0																			$ 0		$ 0		$ 0	$ 0	$ 0	$ 0
Exercise price | $ / shares																																						$ 0.82	$ 0.82
Number of values issued																							$ 500,000	$ 133,000		$ 194,000		$ 790,000
Structuring fees																								$ 509,000	$ 461,000	1,109,000	$ 2,075,000	3,533,000
Proceeds from issuance of private placement																										5,000,000	16,867,000	24,417,000		9,256,000
Number of shares issued | shares																							307,947
Granted shares | shares																								0
Compensation expense																								$ 413,000	826,000	137,000	878,000	1,752,000		2,649,000
Proceeds for option exercises																								0	0					112,000
Unrecognized compensation expense associated with unvested options granted and outstanding					$ 1,050,000																			100,000		$ 100,000		$ 1,050,000	$ 1,050,000
Weighted-average period over which cost not yet recognized is expected to be recognized for award																										1 year 3 months		2 years
Warrant liability					15,151,000																			8,070,000		$ 8,070,000		$ 15,151,000	$ 15,151,000	4,368,000	$ 4,368,000
Change in fair value of warrant liability																								8,848,000	20,788,000	14,171,000	15,521,000	$ 13,229,000		2,082,000
Issued for services, shares | shares																	400,000
Issued for services, value																	$ 359,000													681,000
Amortized expenses																														210,000
Other current assets																														$ 149,000	$ 149,000
Exercise price of stock options | shares																		1,800,000		1,800,000
Exercise price, lower limit | $ / shares																				$ 3.50
Exercise price, upper limit | $ / shares																				$ 4.37
Cancelled shares of stock options | shares																				1,800,000
Exercise price | $ / shares																		$ 1.41
Fair value, options granted | (per share)																												$ 0.62	$ 0.82	$ 0.52	$ 0.84
Intrinsic value per share exercise | (per share)																														$ 0.73	$ 0.99
Replaced shares																								137,000	607,000	137,000	658,000	$ 1,532,000		$ 2,637,000
Common Stock [Member]
StockholdersEquityLineItems [Line Items]
Number of values issued																								133,000		194,000		$ 790,000
Number of shares issued | shares																												1,079,000
Issued for services, shares | shares																														908,000
Issued for services, value																														$ 681,000
Exercise price of stock options | shares																														800,000
Replaced shares																								137,000	607,000	$ 137,000	658,000	$ 1,532,000		$ 2,637,000
Share-Based Payment Arrangement, Option [Member]
StockholdersEquityLineItems [Line Items]
Options term																										1 year 1 month 6 days		3 years 1 month 6 days		2 years 10 months 24 days
Granted shares | shares																												2,864,000
Compensation expense																								400,000	800,000	$ 100,000	100,000	$ 1,800,000		$ 2,600,000
Cancelled shares of stock options | shares																										4,485,000		1,150,000
Warrant [Member]
StockholdersEquityLineItems [Line Items]
Warrant liability					$ 15,200,000																			8,100,000		$ 8,100,000		$ 15,200,000	$ 15,200,000	4,400,000	$ 4,400,000
Change in fair value of warrant liability																								$ 8,800,000	$ 20,100,000	14,200,000	$ 15,500,000	13,200,000		$ 2,100,000
Restricted Stock Units (RSUs) [Member]
StockholdersEquityLineItems [Line Items]
Granted shares | shares																			12,500			220,902
Compensation expense																										$ 185,000		$ 322,000
Granted shares | shares		850,000		1,000,000
Vested shares | shares									300,000
Unvested forfeited shares | shares				3,927,630
Closing price | $ / shares																																		$ 0.33
Cumulative value								$ 633,446,000
Granted value		$ 637,500		$ 550,000
Replaced shares																$ 220,902
Restricted Stock Units (RSUs) [Member] | Common Stock [Member]
StockholdersEquityLineItems [Line Items]
Shares issued | shares																																									20,477,824
Performance Based Restricted Stock Units RSU [Member]
StockholdersEquityLineItems [Line Items]
Granted shares | shares									4,227,630
Private Placement [Member]
StockholdersEquityLineItems [Line Items]
Shares issued | shares																																						2,694,804	1,629,838
Proceeds from issuance of private placement														$ 1,400,000	$ 840,000
Board of Directors [Member]
StockholdersEquityLineItems [Line Items]
Number of shares issued | shares																							123,841
Options term																										10 years
Board of Directors [Member] | Restricted Stock Units (RSUs) [Member]
StockholdersEquityLineItems [Line Items]
Granted shares | shares								2,705,630
Board of Directors [Member] | Maximum [Member]
StockholdersEquityLineItems [Line Items]
Ownership percentage																										10.00%		10.00%
Director [Member] | Restricted Stock Units (RSUs) [Member]
StockholdersEquityLineItems [Line Items]
Granted shares | shares								541,126
Members Of Management [Member] | Restricted Stock Units (RSUs) [Member]
StockholdersEquityLineItems [Line Items]
Granted shares | shares		2,550,000
Members Of Management [Member] | Performance Based Restricted Stock Units RSU [Member]
StockholdersEquityLineItems [Line Items]
Granted shares | shares				3,000,000
Chief Executive Officer [Member]
StockholdersEquityLineItems [Line Items]
Number of shares issued | shares																							228,708
Officer [Member]
StockholdersEquityLineItems [Line Items]
Number of shares issued | shares																							150,000
Encompass Capital Advisors LLC [Member]
StockholdersEquityLineItems [Line Items]
Advisory fee																					$ 300,000
Exercise price of warrants shares | shares																					3,333,333																			3,333,333
Encompass Capital Advisors LLC [Member] | Maximum [Member]
StockholdersEquityLineItems [Line Items]
Exercise price of warrants | $ / shares																					$ 3.83
Encompass Capital Advisors LLC [Member] | Minimum [Member]
StockholdersEquityLineItems [Line Items]
Exercise price of warrants | $ / shares																					$ 1.21
Encompass Capital Advisors LLC [Member]
StockholdersEquityLineItems [Line Items]
Exercise price | $ / shares																																								$ 1.21
Encompass Capital Advisors LLC [Member] | Private Placement [Member]
StockholdersEquityLineItems [Line Items]
Shares issued | shares										3,000,000	10,717,977										6,396,999														3,000,000	10,717,977				6,396,999
Proceeds from issuance of private placement																					$ 5,000,000.0
EV Metals VI [Member] | Private Placement [Member]
StockholdersEquityLineItems [Line Items]
Shares issued | shares										8,478,246	7,924,157																								8,478,246	7,924,157
EV Metals VI and Encompass Capital Advisors LLC [Member]
StockholdersEquityLineItems [Line Items]
Exercise price | (per share)										$ 0.9579	$ 0.9579																								$ 0.9579	$ 0.9579
EV Metals VI and Encompass Capital Advisors LLC [Member] | Private Placement [Member]
StockholdersEquityLineItems [Line Items]
Shares issued | shares										11,478,246	18,642,134																								11,478,246	18,642,134
Proceeds from issuance of private placement										$ 6,400,000	$ 10,400,000
Subscription Agreements [Member] | Encompass Capital Advisors LLC [Member]
StockholdersEquityLineItems [Line Items]
Ownership percentage	5.00%
Shares issued | shares	25,765,259																															25,765,259
Shares issued, price per share | (per share)	$ 0.19406																															$ 0.26625
Gross proceeds from offering	$ 5,000,000.0
Exercise price | $ / shares																																$ 0.355
Number of values issued	2,000,000.0
A&R Registration Rights Agreements [Member]
StockholdersEquityLineItems [Line Items]
Number of values issued	$ 25,000,000
2025 Letter Agreement [Member]
StockholdersEquityLineItems [Line Items]
Shares issued, price per share | (per share)						$ 0.2894																											$ 0.4168
Weighted average of common shares discount percentage						25.00%
2025 Letter Agreement [Member] | Jacob Warnock [Member]
StockholdersEquityLineItems [Line Items]
Structuring fees						$ 411,450
2025 Letter Agreement [Member] | EV Metals 7 LLC [Member]
StockholdersEquityLineItems [Line Items]
Shares issued | shares			2,345,873		25,393,475	27,739,348																						25,393,475	25,393,475				27,739,348
Gross proceeds from offering			$ 679,000		$ 7,550,000
Number of values issued							$ 15,000,000.0
2025 Letter Agreement [Member] | EV Metals VI LLC [Member]
StockholdersEquityLineItems [Line Items]
Shares issued | shares						690,979																											690,979
EV Metals VI [Member] | Jacob Warnock [Member]
StockholdersEquityLineItems [Line Items]
Shares issued | shares										423,912	574,840																								423,912	574,840
Structuring fees										$ 238,000	$ 322,000
Encompass Capital Advisors LLC [Member] | Jacob Warnock [Member]
StockholdersEquityLineItems [Line Items]
Number of values issued										$ 45,000
Number of shares issued | shares											80,385
Executed Agreement [Member] | Restricted Stock Units (RSUs) [Member]
StockholdersEquityLineItems [Line Items]
Granted shares | shares		1,700,000		2,000,000
Letter Agreement [Member] | EV Metals VI LLC [Member]
StockholdersEquityLineItems [Line Items]
Ownership percentage																																					5.00%
Letter Agreement [Member] | EV Metals VI LLC [Member]
StockholdersEquityLineItems [Line Items]
Shares issued | shares												2,704,400
Gross proceeds from offering													$ 4,000,000.0
Number of values issued													$ 20,000,000.0
Proceeds from issuance of private placement												$ 2,000,000.0
Closing price | $ / shares																																					$ 1.00
Exercise price of warrants | $ / shares																																					$ 1.25